Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Schedule of components of equity method investments
Figures in million - SA rand	Notes	2020	2019	2018
Rand Refinery[1]	18.1	691.1	396.9	239.3
Mimosa[2]	18.2	3,928.6	2,687.7	2,492.4
Peregrine[2]	18.3	1,001.1	954.1	978.0
Other equity-accounted investments		0.2	0.1	24.2
Total equity-accounted investments		5,621.0	4,038.8	3,733.9

[1] Associate

[2] Joint venture

Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2020	2019	2018
Balance at the beginning of the year	954.1	978.0	-
Equity-accounted investment retained on loss of control of subsidiary	-	-	956.0
Foreign currency translation	47.0	(23.9)	22.0
Balance at end of the year	1,001.1	954.1	978.0

Schedule of group's interest in summarised financial statements of joint venture
Figures in million - SA rand	2020	2019	2018
Non-current assets	1,541.3	1,472.4	1,714.6
Current assets	7.3	3.3	23.9
Non-current liabilities	(381.6)	(369.2)	(342.6)
Current liabilities	(18.3)	(1.4)	(1.3)
Net assets (100.0%)	1,148.7	1,105.1	1,394.6
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (40%)[1]	459.5	442.0	557.8
Reconciling items[2]	541.6	512.1	420.2
Total investment in Peregrine	1,001.1	954.1	978.0

[1]   Disclosed on the basis that Aldebaran will successfully complete their earn-in obligation in terms of the agreement as described above

2

The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment

Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2020	2019	2018
Balance at the beginning of the year	2,687.7	2,492.4	2,012.9
Share of results of equity-accounted investee after tax	1,299.7	377.1	210.5
Dividends received	(103.2)	(111.0)	(87.0)
Foreign currency translation	44.4	(70.8)	356.0
Balance at end of the year	3,928.6	2,687.7	2,492.4

Schedule of group's interest in summarised financial statements of associate

Figures in million - SA rand	2020	2019	2018
Revenue	7,789.0	4,685.2	3,714.9
Amortisation and depreciation	(562.9)	(437.4)	(383.1)
Interest income	7.9	4.5	-
Finance expense	(28.1)	(43.5)	(26.0)
Income and royalty tax	(1,254.6)	(436.4)	(381.8)
Income tax	(984.2)	(282.3)	(266.6)
Royalty tax	(270.4)	(154.1)	(115.2)
Profit or loss	2,599.4	754.2	420.9
Other comprehensive income	88.9	(141.3)	712.0
Total comprehensive income	2,688.3	612.9	1,132.9
Non-current assets	5,178.0	4,723.9	4,592.3
Property, plant and equipment[2]	5,178.0	4,704.8	4,592.3
Right-of-use assets	-	19.1	-
Current assets	4,635.1	2,535.1	2,047.9
Cash and cash equivalents	469.0	27.9	184.8
Other current assets	4,166.1	2,507.2	1,863.1
Non-current liabilities	(1,304.6)	(1,235.4)	(1,168.1)
Non-current financial liabilities[1]	(12.2)	(128.7)	(60.7)
Other non-current liabilities	(1,292.4)	(1,106.7)	(1,107.4)
Current liabilities	(556.3)	(553.0)	(384.6)
Current financial liabilities[1]	(476.0)	(446.5)	(377.7)
Other current liabilities	(80.3)	(106.5)	(6.9)

Net assets (100.0%)	7,952.2	5,470.6	5,087.5
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50.0%)	3,976.1	2,735.3	2,543.8
Reconciling items[2]	(47.5)	(47.6)	(51.4)
Total investment in Mimosa	3,928.6	2,687.7	2,492.4

[1] Non-current and current financial liabilities (excluding trade and other payables and provisions) amounted to R12.2 million (2019: R128.7 million, 2018: R60.7 million) and R52.6 million (2019: R32.0 million, 2018: R4.0 million), respectively

[2] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture

Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand		2020	2019	2018
Balance at beginning of the year		396.9	239.3	198.4
Share of results of equity-accounted investee after tax[1]		400.1	344.5	143.7
Dividends received		(111.2)	-	-
Preference shares redeemed		(114.3)	(186.9)	(102.8)
Reversal of impairment	10	119.6	-	-
Balance at end of the year		691.1	396.9	239.3

[1] Rand Refinery is equity accounted based on its latest management accounts for the period ended 30 November, since Rand Refinery has a 31 August year-end

Schedule of group's interest in summarised financial statements of associate

Figures in million - SA rand	2020	2019	2018
Revenue	1,131.0	811.0	644.0
Total comprehensive income	903.0	777.0	434.0
Non-current assets	724.0	667.0	699.0
Current assets	2,079.0	1,433.0	1,088.0
Non-current liabilities	(56.0)	(111.0)	(44.0)
Current liabilities	(462.0)	(104.0)	(359.0)
Net assets (100.0%)	2,285.0	1,885.0	1,384.0
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	1,015.7	836.9	614.5
Preference shares redeemed	(114.3)	(186.9)	(102.8)
Dividend received	(111.2)	(8.2)	(8.2)
Fair value adjustment[1]	(35.5)	(35.5)	(35.5)
Impairment	-	(119.6)	(119.6)
Redeemable preference shares below 44.4% interest[2]	-	14.5	35.9
Reconciling items[3]	(63.6)	(104.3)	(145.0)
Total investment in Rand Refinery	691.1	396.9	239.3

[1] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained

[2] Sibanye-Stillwater took up 37.4% of the Facility, which is less than its current proportional interest in Rand Refinery. Rand Refinery converted the Facility into redeemable preference shares, classified within equity, and therefore Sibanye-Stillwater shares in less than its current 44.4% proportional interest of the net asset value of Rand Refinery

[3] Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery